REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Simplify Exchange Traded Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities or consolidated statements of assets and liabilities, including the schedules of investments or consolidated schedules of investments, of the funds listed below (the “Funds”), each a series of Simplify Exchange Traded Funds, as of June 30, 2024, the related statements of operations or consolidated statements of operation, the consolidated statements of cash flows, the statements of changes in net assets or consolidated statements of changes in net assets, the financial highlights or consolidated financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations and their cash flows, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Cash Flows	Statements of Changes in Net Assets	Financial Highlights
Simplify Enhanced Income ETF and Simplify Stable Income ETF	For the year ended June 30, 2024	Not applicable	For the year ended June 30, 2024 and for the period from October 28, 2022 (commencement of operations) through June 30, 2023
Simplify Bitcoin Strategy PLUS Income ETF	Consolidated for the year ended June 30, 2024	Consolidated for the year ended June 30, 2024	Consolidated for the year ended June 30, 2024 and for the period from September 30, 2022 (commencement of operations) through June 30, 2023
Simplify Volatility Premium ETF	Consolidated for the year ended June 30, 2024	Consolidated for the year ended June 30, 2024	Consolidated for the years ended June 30, 2024 and 2023	Consolidated for the years ended June 30, 2024, 2023, and 2022, and for the period from May 13, 2021 (commencement of operations) through June 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

 We have served as the auditor of one of more funds advised by Simplify Asset Management, Inc. since 2020.

/s/Cohen & Company, LTD.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 29, 2024